Other Assets - Summary of Other Assets (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous non-current assets [abstract]
Ammonia catalyst	$ 71	$ 79
Other	$ 41	$ 38